Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000131942 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000131942 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000131942 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000131942 | CSX
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131942 | Fortive
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131942 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131942 | Norfolk Southern
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131942 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131942 | Parker-Hannifin
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131942 | Recruit Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131942 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000131942 | Industrial Machinery
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000131942 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000131942 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000131942 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000131942 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131942 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000131942 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000131942 | Construction & Farm Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131942 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000190555 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000190555 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190555 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190555 | CSX
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190555 | Fortive
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190555 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190555 | Norfolk Southern
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190555 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190555 | Parker-Hannifin
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190555 | Recruit Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190555 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000190555 | Industrial Machinery
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000190555 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000190555 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000190555 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000190555 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000190555 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000190555 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000190555 | Construction & Farm Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190555 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.10%